BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA (Tables)	12 Months Ended
Dec. 31, 2025
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Schedule of the list of subsidiaries included in the consolidation

		Ownership interest (%)
		12.31.2025			12.31.2024
Taxpayer ID	Company name	Direct	Indirect	Total	Direct	Indirect	Total
96.842.970-1	Andina Bottling Investments S.A.	99.94	0.06	100.0	99.94	0.06	100.0
96.972.760-9	Andina Bottling Investments Dos S.A.	64.42	35.58	100.0	64.42	35.58	100.0
Foreign	Andina Empaques Argentina S.A.	—	99.98	99.98	—	99.98	99.98
96.836.750-1	Andina Inversiones Societarias S.A.	100.0	—	100.0	100.0	—	100.0
76.070.406-7	Embotelladora Andina Chile S.A.	99.99	0.01	100.0	99.99	0.01	100.0
Foreign	Embotelladora del Atlántico S.A.	0.92	99.0	99.99	0.92	99.07	99.99
96.705.990-0	Envases Central S.A.	59.27	—	59.27	59.27	—	59.27
Foreign	Paraguay Refrescos S.A.	0.08	97.75	97.83	0.08	97.75	97.83
76.276.604-3	Red de Transportes Comerciales Ltda. *	99.85	0.15	100.0	99.85	0.15	100.0
77.427.659-9	Re-Ciclar S.A.	60.00	—	60.00	60.00	—	60.00
Foreign	Rio de Janeiro Refrescos Ltda.	—	99.99	99.99	—	99.99	99.99
78.536.950-5	Servicios Multivending Ltda.	99.9	0.10	100.0	99.9	0.10	100.0
78.861.790-9	Transportes Andina Refrescos Ltda.	99.9	0.01	100.0	99.9	0.01	100.0
96.928.520-7	Transportes Polar S.A.	99.9	0.01	100.0	99.9	0.01	100.0
76.389.720-6	Vital Aguas S.A.	66.5	—	66.5	66.5	—	66.5
93.899.000-k	VJ S.A.	15.0	50.0	65.0	15.0	50.00	65.0

* As of December 31, 2025, Red de Transportes Comerciales Ltda. is in the process of closing its economic and tax activities. As of May 9, 2025, Embotelladora Andina S.A. absorbed its operations

Schedule of companies that have a functional currency different from the presentation currency of the parent company

Company	Functional Currency
Embotelladora del Atlántico	Argentine Peso (ARS)
Embotelladora Andina	Chilean Peso (CLP)
Paraguay Refrescos	Paraguayan Guaraní (PYG)
Rio de Janeiro Refrescos	Brazil Real (BRL)

Schedule of exchange rates regarding the Chilean peso in effect at the end of each period

Date	USD	BRL	(*) ARS	PGY
12.31.2025	907.13	164.86	0.62	0.138
12.31.2024	996.46	160.92	0.97	0.127
12.31.2023	877.12	181.17	1.08	0.120

(*) For the translation of Argentine figures, closing rates (not average) are used, as described in Note 2.5.2 b.

Schedule of exchange rates calculated using average rates

Date	USD	BRL	PGY
12.31.2025	950.87	170.32	0.126
12.31.2024	944.20	175.86	0.124
12.31.2023	839.92	168.31	0.115

Schedule of estimated useful lives by asset category

Assets	Range in years
Buildings	15-80
Plant and equipment	5-20
Warehouse installations and accessories	10-50
Furniture and supplies	4-5
Motor vehicles	4-10
IT equipment	3-5
Other Property, plant and equipment	3-10
Bottles and containers	1-8

Schedule of discount rates applied in annual test to the level of risk of the CGU

	2025 Discount	2024 Discount
	rates	rates
Argentina	21.3%	21.2%
Chile	7.7%	9.3%
Brazil	15.8%	10.4%
Paraguay	12.6%	11.0%

Schedule of effects of the exchange rates on the balance sheet accounts

			Exchange	Equity ARS as of	Equity conversion
Equity conversion as of January 1, 2025	USD/CLP	USD/ARS	rate	December 31, 2024	in ThCh$
Official dollar	996.46	1,032.00	0.97	344,114,442,067	332,263,829
CCL dollar as of January 1	996.46	1,186.93	0.84	344,114,442,067	288,893,428
Change in ending balance initial conversion equity 01.01.2025					43,370,401